Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Retirement Benefits [Abstract]
Chinese government state pension expense	$ 754	$ 784	$ 165